Financial instruments and financial risk management - Maturity Profile of Undrawn Facilities (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	$ 2,200	$ 2,200
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	500	500
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	0	600
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	600	0
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	0	0
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	1,100	1,100
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	$ 0	$ 0